LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.30%
Argentina–4.66%
†MercadoLibre, Inc.	12,459	$ 14,819,731
		14,819,731
Brazil–2.57%
Ambev SA ADR	2,528,386	8,166,687
		8,166,687
Canada–2.46%
†Shopify, Inc. Class A	11,586	7,831,673
		7,831,673
China–8.14%
†Alibaba Group Holding Ltd. ADR	39,442	4,291,290
†Baidu, Inc. ADR	39,182	5,183,778
Tencent Holdings Ltd.	183,200	8,444,484
Trip.com Group Ltd. ADR	164,501	3,803,263
Yum China Holdings, Inc.	99,536	4,134,725
		25,857,540
Denmark–1.49%
Novo Nordisk AS Class B	42,793	4,746,432
		4,746,432
France–0.74%
Sodexo SA	29,055	2,364,377
		2,364,377
Hong Kong–0.37%
Budweiser Brewing Co. APAC Ltd.	442,513	1,168,519
		1,168,519
Japan–2.22%
FANUC Corp.	40,200	7,055,492
		7,055,492
Netherlands–5.49%
†Adyen NV	5,615	11,121,594
NXP Semiconductors NV	34,175	6,325,109
		17,446,703
Switzerland–11.42%
†CRISPR Therapeutics AG	90,122	5,656,958
Nestle SA	44,699	5,811,704
Novartis AG	152,090	13,352,209
Roche Holding AG	29,023	11,483,290
		36,304,161
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–3.82%
Experian PLC	186,821	$ 7,197,393
Reckitt Benckiser Group PLC	17,901	1,365,594
Unilever PLC	79,318	3,584,872
		12,147,859
United States–55.92%
†Alnylam Pharmaceuticals, Inc.	45,975	7,507,258
†Alphabet, Inc. Class A	7,116	19,792,087
†Amazon.com, Inc.	6,922	22,565,374
†Autodesk, Inc.	16,597	3,557,567
†Block, Inc.	36,025	4,884,990
†Boeing Co.	57,198	10,953,417
Core Laboratories NV	9,817	310,512
Deere & Co.	15,412	6,403,069
†Doximity, Inc. Class A	93,327	4,861,403
Expeditors International of Washington, Inc.	24,062	2,482,236
†Meta Platforms, Inc. Class A	57,419	12,767,689
Microsoft Corp.	44,129	13,605,412
†Netflix, Inc.	15,649	5,861,959
Oracle Corp.	147,863	12,232,706
QUALCOMM, Inc.	40,954	6,258,590
†salesforce.com, Inc.	38,348	8,142,047
SEI Investments Co.	51,254	3,086,003
†Tesla, Inc.	6,404	6,900,950
†Under Armour, Inc. Class A	248,381	4,227,445
†Vertex Pharmaceuticals, Inc.	21,947	5,727,508
Visa, Inc. Class A	59,645	13,227,472
Yum! Brands, Inc.	20,290	2,404,974
		177,760,668
Total Common Stock (Cost $241,323,637)		315,669,842

MONEY MARKET FUND–0.60%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.25%)	1,899,967	1,899,967
Total Money Market Fund (Cost $1,899,967)		1,899,967

TOTAL INVESTMENTS–99.90% (Cost $243,223,604)	317,569,809
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	329,068
NET ASSETS APPLICABLE TO 21,180,595 SHARES OUTSTANDING–100.00%	$317,898,877

LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Schedule of Investments (continued)

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–3

LVIP Loomis Sayles Global Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$14,819,731	$—	$—	$14,819,731
Brazil	8,166,687	—	—	8,166,687
Canada	7,831,673	—	—	7,831,673
China	17,413,056	8,444,484	—	25,857,540
Denmark	—	4,746,432	—	4,746,432
France	—	2,364,377	—	2,364,377
Hong Kong	—	1,168,519	—	1,168,519
Japan	—	7,055,492	—	7,055,492
Netherlands	6,325,109	11,121,594	—	17,446,703
Switzerland	5,656,958	30,647,203	—	36,304,161
United Kingdom	—	12,147,859	—	12,147,859
United States	177,760,668	—	—	177,760,668
Money Market Fund	1,899,967	—	—	1,899,967
Total Investments	$239,873,849	$77,695,960	$—	$317,569,809
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Loomis Sayles Global Growth Fund–4